Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2021
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.21	As at 31.12.20
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	13,805	15,138
Performance guarantees, acceptances and endorsements	6,601	5,794
Total	20,406	20,932

Commitments
Documentary credits and other short-term trade related transactions	1,017	1,086
Standby facilities, credit lines and other commitments	282,742	263,936
Total	283,759	265,022
In addition to the above, Note 14, Legal, competition and regulatory matters details out further contingent liabilities where it is not practicable to disclose an estimate of the potential financial effect on the Barclays Bank Group.